Share Capital and Share Premium - Narrative (Details) € / shares in Units, $ / shares in Units, $ in Millions					12 Months Ended
	May 27, 2025	Jul. 19, 2023 USD ($) shares	Jul. 18, 2023 € / shares shares	Jul. 18, 2023 $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)					61,883,306	60,760,957	59,194,488	55,395,856
Maximum authorized increase of then outstanding share capital (as percent)	10.00%
Period of outstanding share capital (in months)	18 months
Maximum authorized increase in share capital | €					€ 532,863
Maximum authorized increase in number of shares (in shares)					5,328,634
Global public offering on Nasdaq
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			2,244,899	2,244,899
Global public offering on Nasdaq | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			663,918	663,918
Share price (in USD/EURO per share) | € / shares			€ 436.37
Global public offering on Nasdaq | American depositary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			1,580,981	1,580,981
Share price (in USD/EURO per share) | $ / shares				$ 490.00
Over-allotment option exercised by underwriters | American depositary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		336,734
Gross proceeds from issue of shares | $		$ 1,300
Payments of stock issuance costs | $		66
Expenses deducted from equity | $		1
Net cash proceeds | $		$ 1,200